11. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
11. RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

On August 31, 2016, Isaac Dietrich, the Company’s Chief Executive Officer, participated in the Company’s registered offering that took place beginning August 12, 2016 and continued until October 24, 2016, whereby Mr. Dietrich purchased $5,000 of the Company’s securities consisting of 10,000 shares of the Company’s common stock and warrants to purchase 10,000 shares at $0.90 per share.